DEPOSITS FOR NON-CURRENT ASSETS (Schedule of Deposits for Non-Current Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
DEPOSITS FOR NON-CURRENT ASSETS
Deposits for purchases of property, plant and equipment	$ 103,047	¥ 717,392	¥ 668,698
Reserve for unrecoverable deposits	(13,396)	(93,260)	(30,860)
Deposits	$ 89,651	¥ 624,132	¥ 637,838